March 4, 2008

Filing Desk
U.S. Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Attention: Filings – Rule 497(j)

RE:	Advantage Funds, Inc.
1933 Act No.: 33-51061
1940 Act No.: 8117123
CIK No.:0000914775

Dear Sir/Ma'am:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 78 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 28, 2008.

      Please address any comments or questions to the undersigned at (212) 922-6852.

Sincerely,

/s/ Omar Guerrero
Omar Guerrero
Paralegal

ORG